Significant Accounting Policies - Additional Information (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021 Segment	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer	Jan. 01, 2020 USD ($)	Jan. 01, 2019 USD ($)
Deferred revenue				$ 3.3	$ 2.8
Deferred revenue, recognized		$ 2.0	$ 1.9
Remaining service period to recognize deferred revenue, description		2024
Capitalized contract cost, net		$ 0.2	0.4
Laser revenue		$ 0.6	$ 0.7
Tax benefit likely of being realized upon ultimate settlement description		measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.
Number of operating segments | Segment	1
Customer Concentration Risk | Revenue Benchmark
Number of individual customers representing greater than 10% of bench mark | Customer		4	3
Customer Concentration Risk | Revenue Benchmark | Four And Three Individual Customers
Concentration risk, percentage		10.00%
Customer Concentration Risk | Revenue Benchmark | One And Three Individual Customers
Concentration risk, percentage			10.00%
Customer Concentration Risk | Accounts Receivable
Number of individual customers representing greater than 10% of bench mark | Customer		1	3
Customer Concentration Risk | Accounts Receivable | Four And Three Individual Customers
Concentration risk, percentage			10.00%
Customer Concentration Risk | Accounts Receivable | One And Three Individual Customers
Concentration risk, percentage		10.00%
Shipping and Handling
Shipping and handling costs		$ 0.1	$ 0.5
Advertising expense		$ 0.0	$ 0.1
Minimum [Member]
Regular warranty service contracts term	12 months	12 months
Maximum [Member]
Extended warranty service contracts term	60 months	60 months
Capitalized contract cost amortization period	1 year	1 year